Quarterly Holdings Report
for

Fidelity® Select Portfolio®

Technology Portfolio

November 30, 2020

TEC-QTLY-0121
1.810712.116

Schedule of Investments November 30, 2020 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.6%
	Shares	Value
Aerospace & Defense - 0.9%
Aerospace & Defense - 0.9%
Axon Enterprise, Inc. (a)	797,200	$100,200,068
Chemicals - 0.8%
Commodity Chemicals - 0.5%
LG Chemical Ltd.	68,790	49,644,571
Specialty Chemicals - 0.3%
Amyris, Inc. (a)(b)	8,044,388	23,489,613
Livent Corp. (a)	643,094	9,755,736
		33,245,349

TOTAL CHEMICALS		82,889,920

Construction & Engineering - 0.1%
Construction & Engineering - 0.1%
Dycom Industries, Inc. (a)	182,700	11,484,522
Diversified Financial Services - 0.3%
Other Diversified Financial Services - 0.3%
Ant International Co. Ltd. Class C (a)(c)(d)	4,366,389	35,411,415
Diversified Telecommunication Services - 0.1%
Alternative Carriers - 0.1%
Vonage Holdings Corp. (a)	1,127,800	14,503,508
Electrical Equipment - 4.2%
Electrical Components & Equipment - 4.2%
Soltec Power Holdings SA	20,589	146,768
Sunrun, Inc. (a)(b)	7,180,345	460,116,508
		460,263,276
Electronic Equipment & Components - 4.1%
Electronic Components - 0.3%
II-VI, Inc. (a)(b)	544,025	36,803,291
Electronic Manufacturing Services - 3.7%
Flextronics International Ltd. (a)(b)	14,035,289	227,792,740
Jabil, Inc.	4,549,460	173,880,361
		401,673,101
Technology Distributors - 0.1%
Avnet, Inc.	391,018	11,867,396

TOTAL ELECTRONIC EQUIPMENT & COMPONENTS		450,343,788

Entertainment - 1.0%
Interactive Home Entertainment - 0.3%
Bilibili, Inc. ADR (a)	531,600	33,416,376
Movies & Entertainment - 0.7%
Cinemark Holdings, Inc. (b)	2,404,800	37,154,160
Live Nation Entertainment, Inc. (a)	510,600	33,520,890
		70,675,050

TOTAL ENTERTAINMENT		104,091,426

Household Durables - 1.0%
Consumer Electronics - 1.0%
Sony Corp.	1,102,800	102,764,943
Sony Corp. sponsored ADR	115,300	10,756,337
		113,521,280
Interactive Media & Services - 3.0%
Interactive Media & Services - 3.0%
Alphabet, Inc. Class C (a)	51,700	91,030,258
ANGI Homeservices, Inc. Class A (a)(b)	3,354,447	41,460,965
Facebook, Inc. Class A (a)	264,100	73,147,777
Kakao Corp.	30,330	10,068,776
Wise Talent Information Technology Co. Ltd. (a)	14,632,092	36,847,941
Z Holdings Corp.	11,264,738	71,035,990
		323,591,707
Internet & Direct Marketing Retail - 4.2%
Internet & Direct Marketing Retail - 4.2%
Alibaba Group Holding Ltd. (a)	413,400	13,580,899
Alibaba Group Holding Ltd. sponsored ADR (a)	1,649,200	434,333,312
MakeMyTrip Ltd. (a)	129,631	3,216,145
Ozon Holdings PLC ADR	43,600	1,744,872
		452,875,228
IT Services - 15.1%
Data Processing & Outsourced Services - 11.4%
Fidelity National Information Services, Inc.	1,349,227	200,238,779
Fiserv, Inc. (a)	174,685	20,120,218
FleetCor Technologies, Inc. (a)	79,000	20,951,590
Genpact Ltd.	3,333,600	135,510,840
Global Payments, Inc.	252,530	49,291,331
MasterCard, Inc. Class A	1,086,136	365,495,625
PayPal Holdings, Inc. (a)	1,292,500	276,750,100
Sabre Corp.	1,188,500	13,370,625
Square, Inc. (a)	296,000	62,444,160
Visa, Inc. Class A	471,300	99,137,955
		1,243,311,223
Internet Services & Infrastructure - 1.7%
GoDaddy, Inc. (a)	841,700	66,948,818
MongoDB, Inc. Class A (a)	216,700	62,260,077
Snowflake Computing, Inc. (b)	28,300	9,221,272
Snowflake Computing, Inc. Class B	5,220	1,530,796
Twilio, Inc. Class A (a)	133,700	42,796,033
		182,756,996
IT Consulting & Other Services - 2.0%
Capgemini SA	960,900	133,686,049
Cognizant Technology Solutions Corp. Class A	857,200	66,973,036
DXC Technology Co.	498,000	10,911,180
Liveramp Holdings, Inc. (a)	195,232	11,423,024
		222,993,289

TOTAL IT SERVICES		1,649,061,508

Life Sciences Tools & Services - 0.0%
Life Sciences Tools & Services - 0.0%
JHL Biotech, Inc. (a)(d)	1,015,442	0
Oil, Gas & Consumable Fuels - 0.8%
Oil & Gas Refining & Marketing - 0.8%
Reliance Industries Ltd.	206,153	2,907,036
Reliance Industries Ltd.	3,127,200	80,927,255
Reliance Industries Ltd. sponsored GDR (e)	79,100	4,079,674
		87,913,965
Pharmaceuticals - 0.0%
Pharmaceuticals - 0.0%
Chime Biologics Ltd. (d)	1,015,442	528,873
Real Estate Management & Development - 0.1%
Real Estate Services - 0.1%
KE Holdings, Inc. ADR (a)	197,900	12,928,807
Road & Rail - 2.1%
Trucking - 2.1%
Lyft, Inc. (a)	1,810,157	69,093,693
Uber Technologies, Inc. (a)	3,305,196	164,136,033
		233,229,726
Semiconductors & Semiconductor Equipment - 16.6%
Semiconductor Equipment - 3.5%
Applied Materials, Inc.	1,537,200	126,788,256
Array Technologies, Inc.	1,578,154	71,932,259
Lam Research Corp.	378,700	171,422,342
SolarEdge Technologies, Inc. (a)	39,600	11,008,008
		381,150,865
Semiconductors - 13.1%
Advanced Micro Devices, Inc. (a)	1,464,500	135,700,570
Analog Devices, Inc.	150,600	20,945,448
Cirrus Logic, Inc. (a)	233,863	18,732,426
Marvell Technology Group Ltd.	3,525,254	163,184,008
MediaTek, Inc.	403,000	9,930,417
Micron Technology, Inc. (a)	3,316,200	212,535,258
NVIDIA Corp.	631,750	338,655,905
NXP Semiconductors NV	781,905	123,869,390
ON Semiconductor Corp. (a)	5,729,300	164,717,375
Qualcomm, Inc.	916,700	134,910,739
Semtech Corp. (a)	269,200	18,162,924
SiTime Corp.	105,800	9,201,426
Universal Display Corp.	79,700	18,254,488
Xilinx, Inc.	395,300	57,535,915
		1,426,336,289

TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT		1,807,487,154

Software - 33.2%
Application Software - 14.9%
Adobe, Inc. (a)	40,439	19,348,848
Autodesk, Inc. (a)	348,200	97,576,086
Digital Turbine, Inc. (a)	402,600	18,108,948
Elastic NV (a)	883,100	109,327,780
Five9, Inc. (a)	33,100	5,137,120
HubSpot, Inc. (a)	59,800	23,580,934
LivePerson, Inc. (a)(b)	1,747,175	102,069,964
Nuance Communications, Inc. (a)	2,599,200	112,103,496
Nutanix, Inc. Class B (a)(e)	72,872	1,995,964
Pluralsight, Inc. (a)	2,406,700	39,421,746
RealPage, Inc. (a)	1,052,100	72,584,379
RingCentral, Inc. (a)	125,700	37,339,185
Salesforce.com, Inc. (a)	1,035,188	254,449,210
Splunk, Inc. (a)	124,000	25,318,320
SS&C Technologies Holdings, Inc.	901,600	62,111,224
SurveyMonkey (a)(f)	7,260,900	154,511,952
Verint Systems, Inc. (a)	1,013,300	57,717,568
Workday, Inc. Class A (a)	560,760	126,053,240
Workiva, Inc. (a)	347,200	26,036,528
Yext, Inc. (a)(b)(f)	7,354,677	139,812,410
Zendesk, Inc. (a)	1,011,500	135,035,250
		1,619,640,152
Systems Software - 18.3%
Cloudflare, Inc. (a)	1,685,700	126,562,356
Crowdstrike Holdings, Inc. (a)	8,900	1,364,192
FireEye, Inc. (a)(b)	4,664,600	70,108,938
Microsoft Corp.	7,043,440	1,507,789,207
Nortonlifelock, Inc.	7,447,106	135,760,742
Oracle Corp.	398,700	23,012,964
Rapid7, Inc. (a)(b)	1,155,300	86,578,182
Telos Corp.	50,800	1,019,556
VMware, Inc. Class A (a)(b)	340,576	47,643,177
		1,999,839,314

TOTAL SOFTWARE		3,619,479,466

Specialty Retail - 0.1%
Specialty Stores - 0.1%
Musti Group OYJ	295,400	7,669,377
Technology Hardware, Storage & Peripherals - 11.9%
Technology Hardware, Storage & Peripherals - 11.9%
Apple, Inc.	9,964,788	1,186,308,011
Samsung Electronics Co. Ltd.	1,469,790	88,437,730
Western Digital Corp.	386,500	17,346,120
		1,292,091,861
TOTAL COMMON STOCKS
(Cost $7,245,199,479)		10,859,566,875

Convertible Preferred Stocks - 0.4%
Food & Staples Retailing - 0.2%
Food Retail - 0.2%
Roofoods Ltd. Series F (a)(c)(d)	41,041	14,909,374
Internet & Direct Marketing Retail - 0.1%
Internet & Direct Marketing Retail - 0.1%
Reddit, Inc. Series D (a)(c)(d)	250,861	12,425,145
IT Services - 0.1%
Internet Services & Infrastructure - 0.1%
ByteDance Ltd. Series E1 (c)(d)(g)	70,707	7,747,662
Road & Rail - 0.0%
Trucking - 0.0%
Convoy, Inc. Series D (a)(c)(d)	203,844	3,126,967
Software - 0.0%
Application Software - 0.0%
UiPath, Inc.:
Series A1 (a)(c)(d)	76,971	1,431,157
Series B1 (a)(c)(d)	3,834	71,287
Series B2 (a)(c)(d)	19,095	355,042
		1,857,486
TOTAL CONVERTIBLE PREFERRED STOCKS
(Cost $31,769,259)		40,066,634

Money Market Funds - 2.4%
Fidelity Cash Central Fund 0.09% (h)	41,675,826	41,684,161
Fidelity Securities Lending Cash Central Fund 0.09% (h)(i)	221,070,900	221,093,007
TOTAL MONEY MARKET FUNDS
(Cost $262,777,168)		262,777,168
TOTAL INVESTMENT IN SECURITIES - 102.4%
(Cost $7,539,745,906)		11,162,410,677
NET OTHER ASSETS (LIABILITIES) - (2.4)%		(264,608,651)
NET ASSETS - 100%		$10,897,802,026

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $75,478,049 or 0.7% of net assets.

 (d) Level 3 security

 (e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $6,075,638 or 0.1% of net assets.

 (f) Affiliated company

 (g) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (h) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (i) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost
Ant International Co. Ltd. Class C	5/16/18	$24,495,442
ByteDance Ltd. Series E1	11/18/20	$7,747,662
Convoy, Inc. Series D	10/30/19	$2,760,048
Reddit, Inc. Series D	2/4/19	$5,440,247
Roofoods Ltd. Series F	9/12/17	$14,510,890
UiPath, Inc. Series A1	6/14/19	$1,009,647
UiPath, Inc. Series B1	6/14/19	$50,291
UiPath, Inc. Series B2	6/14/19	$250,474

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$82,619
Fidelity Securities Lending Cash Central Fund	422,251
Total	$504,870

Amounts in the income column in the above table include any capital gain distributions from underlying funds. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Other Affiliated Issuers

An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
SurveyMonkey	$--	$171,926,132	$947,591	$--	$(191,049)	$(16,275,540)	$154,511,952
Vivint Solar, Inc.	--	42,359,391	61,626,092	--	19,266,701	--	--
Yext, Inc.	21,878,912	104,387,380	--	--	--	13,546,118	139,812,410
Total	$21,878,912	$318,672,903	$62,573,683	$--	$19,075,652	$(2,729,422)	$294,324,362

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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